Long-Term Liabilities (Details) - USD ($)							3 Months Ended
	May 23, 2023	Apr. 19, 2023	Jul. 28, 2022	May 25, 2022	Dec. 03, 2020	Oct. 24, 2020	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	May 15, 2022	Sep. 01, 2020	Jun. 01, 2020
Long-Term Liabilities (Details) [Line Items]
Long term liabilities							$ 27,242,714	$ 28,351,008	$ 31,737,423
Long term bank borrowings fixed amount							35,500,000
Bank borrowings							10,768,392	$ 10,761,062	$ 15,464,027
Contingent consideration amount							$ 55,000,000
Transfered interest rate percentage				51.00%
Cancelled conversion loan amount				$ 300,041
Debt conversion amount			$ 82,570
Conversion of common stock (in Shares)			2,000,000
Purchase amount (in Shares)	50,000	200,000
Exercise price (in Dollars per share)	$ 3.5	$ 0.58
Fastbase Inc [Member]
Long-Term Liabilities (Details) [Line Items]
Loan amount					$ 10,000	$ 7,875				$ 37,000	$ 15,000	$ 30,215
Bearing interest rate					4.25%	4.25%				3.00%	4.25%
Accrued interest				30	$ 477	$ 506
Outstanding principal balance						$ 0
Forgiveness of debt				$ 37,030